UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1193

Fidelity Magellan Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Magellan® Fund -
Magellan
Class K

June 30, 2010

1.803299.106

MAG-QTLY-0810

Investments June 30, 2010 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.1%
Johnson Controls, Inc.	1,000,000	$ 26,870
Diversified Consumer Services - 0.1%
Strayer Education, Inc. (c)	100,000	20,789
Hotels, Restaurants & Leisure - 1.5%
Ctrip.com International Ltd. sponsored ADR (a)	770,016	28,922
Darden Restaurants, Inc.	700,000	27,195
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	274,700	1,027
Starbucks Corp.	10,562,616	256,672
		313,816
Household Durables - 4.1%
Beazer Homes USA, Inc. (a)(c)	2,000,000	7,260
D.R. Horton, Inc.	15,559,630	152,951
KB Home (d)	4,088,000	44,968
Lennar Corp. Class A	13,380,585	186,124
M.D.C. Holdings, Inc.	2,000,000	53,900
Pulte Group, Inc. (a)	18,708,638	154,908
Ryland Group, Inc.	1,896,860	30,008
Tempur-Pedic International, Inc. (a)	1,000,000	30,750
Toll Brothers, Inc. (a)(d)	12,853,054	210,276
		871,145
Internet & Catalog Retail - 0.1%
B2W Companhia Global Do Varejo	1,000,000	16,370
Leisure Equipment & Products - 0.4%
Brunswick Corp.	3,503,353	43,547
Hasbro, Inc.	1,000,000	41,100
		84,647
Media - 1.3%
Ascent Media Corp. (a)	144,656	3,654
Cinemark Holdings, Inc.	238,900	3,142
Comcast Corp. Class A (special) (non-vtg.)	4,000,000	65,720
Informa PLC	5,000,000	26,409
Time Warner Cable, Inc.	2,000,000	104,160
Virgin Media, Inc.	4,500,000	75,105
		278,190
Multiline Retail - 0.0%
Maoye International Holdings Ltd.	5,230,000	1,881
Pantaloon Retail India Ltd.	194,608	1,852
Pantaloon Retail India Ltd. Class B	19,460	119
		3,852
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 3.7%
Belle International Holdings Ltd.	20,000,000	$ 28,375
Staples, Inc. (d)	39,090,255	744,669
		773,044
Textiles, Apparel & Luxury Goods - 1.1%
lululemon athletica, Inc. (a)(c)	674,500	25,105
NIKE, Inc. Class B	1,597,000	107,877
Phillips-Van Heusen Corp.	500,000	23,135
Polo Ralph Lauren Corp. Class A	1,150,000	83,904
		240,021
TOTAL CONSUMER DISCRETIONARY		2,628,744
CONSUMER STAPLES - 2.4%
Food & Staples Retailing - 1.2%
CVS Caremark Corp.	3,341,972	97,987
United Natural Foods, Inc. (a)(d)	3,782,942	113,034
Wumart Stores, Inc. (H Shares)	25,000,000	44,589
		255,610
Food Products - 0.6%
Cosan Ltd. Class A (a)	3,181,700	29,717
Cosan SA Industria e Comercio (a)	3,000,000	37,381
Dole Food Co., Inc. (c)(d)	5,845,288	60,966
Ralcorp Holdings, Inc. (a)	84,329	4,621
		132,685
Household Products - 0.6%
Energizer Holdings, Inc. (a)	2,247,700	113,014
TOTAL CONSUMER STAPLES		501,309
ENERGY - 8.4%
Energy Equipment & Services - 1.8%
Ensco International Ltd. ADR	2,000,000	78,560
Lufkin Industries, Inc.	1,000,000	38,990
Noble Corp.	2,000,000	61,820
Schlumberger Ltd.	1,171,117	64,810
Seahawk Drilling, Inc. (a)(c)	33,333	324
Smith International, Inc.	2,557,200	96,279
Transocean Ltd. (a)	761,302	35,271
		376,054
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 6.6%
Alpha Natural Resources, Inc. (a)	1,000,000	$ 33,870
Anadarko Petroleum Corp.	500,000	18,045
Chesapeake Energy Corp.	15,000,000	314,250
CONSOL Energy, Inc.	2,000,000	67,520
Denbury Resources, Inc. (a)	9,500,000	139,080
Energy Transfer Equity LP	1,000,000	33,750
Enterprise Products Partners LP	700,000	24,759
EOG Resources, Inc.	727,200	71,535
Marathon Oil Corp.	2,262,188	70,331
Occidental Petroleum Corp.	4,915,300	379,215
Plains Exploration & Production Co. (a)	3,406,386	70,206
Reliance Industries Ltd.	3,000,000	69,851
Southwestern Energy Co. (a)	3,000,000	115,920
Westernzagros Resources Ltd. (a)	1,000,000	442
		1,408,774
TOTAL ENERGY		1,784,828
FINANCIALS - 10.6%
Capital Markets - 2.4%
Charles Schwab Corp.	10,547,000	149,556
Evercore Partners, Inc. Class A	87,600	2,045
Franklin Resources, Inc.	2,110,800	181,930
Merriman Curhan Ford Group, Inc. (a)	105,086	58
Nomura Holdings, Inc.	7,295,700	39,867
Northern Trust Corp.	341,352	15,941
T. Rowe Price Group, Inc.	2,500,000	110,975
		500,372
Commercial Banks - 1.6%
CapitalSource, Inc.	5,000,000	23,800
Lloyds TSB Group PLC (a)	10,000,000	7,892
Mitsubishi UFJ Financial Group, Inc. sponsored ADR	600,000	2,736
PNC Financial Services Group, Inc.	1,500,000	84,750
SVB Financial Group (a)	1,741,010	71,782
Wells Fargo & Co.	5,303,704	135,775
		326,735
Consumer Finance - 0.6%
American Express Co.	1,000,000	39,700
ORIX Corp.	1,161,600	84,166
		123,866
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 1.3%
Bank of America Corp.	10,523,704	$ 151,226
CME Group, Inc.	200,000	56,310
JPMorgan Chase & Co.	2,066,600	75,658
		283,194
Insurance - 2.1%
Aon Corp.	407,500	15,126
Berkshire Hathaway, Inc. Class B (a)	835,500	66,581
China Life Insurance Co. Ltd. (H Shares)	76,231,000	333,386
Endurance Specialty Holdings Ltd.	555,800	20,859
Reinsurance Group of America, Inc.	339,549	15,521
		451,473
Real Estate Investment Trusts - 1.6%
Boston Properties, Inc.	1,000,000	71,340
CBL & Associates Properties, Inc.	5,513,363	68,586
HCP, Inc.	1,500,000	48,375
Kimco Realty Corp.	679,800	9,137
Simon Property Group, Inc.	1,000,000	80,750
Terreno Realty Corp. (d)	1,000,000	17,710
Vornado Realty Trust	530,114	38,672
		334,570
Real Estate Management & Development - 1.0%
CB Richard Ellis Group, Inc. Class A (a)	4,199,300	57,152
China Resources Land Ltd.	10,000,000	18,803
Iguatemi Empresa de Shopping Centers SA	2,189,500	38,255
Indiabulls Real Estate Ltd. (a)	7,800,000	26,128
The St. Joe Co. (a)(c)	3,000,000	69,480
		209,818
TOTAL FINANCIALS		2,230,028
HEALTH CARE - 11.8%
Biotechnology - 1.3%
Amgen, Inc. (a)	2,000,000	105,200
BioMarin Pharmaceutical, Inc. (a)	3,000,000	56,880
Clinical Data, Inc. (a)	988,714	12,300
Incyte Corp. (a)(c)	1,500,000	16,605
Protalix BioTherapeutics, Inc. (a)(c)	1,000,000	6,110
United Therapeutics Corp. (a)	1,467,550	71,631
		268,726
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Equipment & Supplies - 2.1%
C. R. Bard, Inc.	1,899,791	$ 147,291
Covidien PLC	2,000,000	80,360
Edwards Lifesciences Corp. (a)	660,000	36,973
Greatbatch, Inc. (a)(d)	2,318,300	51,721
HeartWare International, Inc. (a)	119,900	8,401
Integra LifeSciences Holdings Corp. (a)(d)	1,500,000	55,500
Stryker Corp.	1,300,000	65,078
		445,324
Health Care Providers & Services - 5.5%
Brookdale Senior Living, Inc. (a)(c)(d)	10,731,200	160,968
Emeritus Corp. (a)(c)	1,000,000	16,310
Express Scripts, Inc. (a)	5,612,600	263,904
HealthSouth Corp. (a)	1,000,000	18,710
Henry Schein, Inc. (a)	1,903,653	104,511
LHC Group, Inc. (a)	500,000	13,875
Medco Health Solutions, Inc. (a)	10,650,100	586,608
		1,164,886
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	28,700	169
Illumina, Inc. (a)	1,400,000	60,942
Life Technologies Corp. (a)	500,000	23,625
QIAGEN NV (a)	700,000	13,454
		98,190
Pharmaceuticals - 2.5%
Allergan, Inc.	2,275,984	132,599
Biovail Corp.	2,000,000	38,533
Cadence Pharmaceuticals, Inc. (a)	1,000,000	7,010
Cardiome Pharma Corp. (a)	2,500,000	20,619
Elan Corp. PLC sponsored ADR (a)	5,000,000	22,500
Medicis Pharmaceutical Corp. Class A	2,000,000	43,760
Teva Pharmaceutical Industries Ltd. sponsored ADR	4,500,000	233,955
Valeant Pharmaceuticals International (a)	500,000	26,145
		525,121
TOTAL HEALTH CARE		2,502,247
INDUSTRIALS - 8.7%
Aerospace & Defense - 1.2%
BE Aerospace, Inc. (a)	1,000,000	25,430
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Aerospace & Defense - continued
DigitalGlobe, Inc. (a)	500,000	$ 13,150
Raytheon Co.	1,000,000	48,390
Raytheon Co. warrants 6/16/11 (a)	204,836	2,460
Stanley, Inc. (a)	500,000	18,690
TransDigm Group, Inc.	250,000	12,758
United Technologies Corp.	2,000,000	129,820
		250,698
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	500,000	27,830
Hub Group, Inc. Class A (a)	400,000	12,004
		39,834
Airlines - 1.5%
AMR Corp. (a)	5,000,000	33,900
Delta Air Lines, Inc. (a)	16,814,711	197,573
JetBlue Airways Corp. (a)	8,829,552	48,474
Southwest Airlines Co.	3,000,000	33,330
		313,277
Building Products - 0.6%
Masco Corp.	6,100,000	65,636
Owens Corning (a)	1,500,000	44,865
USG Corp. (a)(c)	2,000,000	24,160
		134,661
Commercial Services & Supplies - 0.6%
Clean Harbors, Inc. (a)	200,000	13,282
Republic Services, Inc.	3,500,000	104,055
Stericycle, Inc. (a)	250,000	16,395
		133,732
Construction & Engineering - 0.7%
Fluor Corp.	2,500,000	106,250
Granite Construction, Inc.	1,000,000	23,580
MYR Group, Inc. (a)(d)	1,037,100	17,309
		147,139
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,000,000	36,380
AMETEK, Inc.	500,000	20,075
China High Speed Transmission Equipment Group Co. Ltd.	10,000,000	21,006
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
EnerSys (a)	500,000	$ 10,685
First Solar, Inc. (a)(c)	900,000	102,447
		190,593
Machinery - 1.2%
Danaher Corp.	6,000,000	222,720
NACCO Industries, Inc. Class A	262,001	23,255
		245,975
Professional Services - 1.7%
Equifax, Inc. (d)	7,485,262	210,036
Robert Half International, Inc.	5,124,900	120,691
Towers Watson & Co.	500,000	19,425
		350,152
Road & Rail - 0.1%
Localiza Rent A Car SA	2,500,000	28,755
Trading Companies & Distributors - 0.0%
Essex Rental Corp. (a)	266,666	1,573
Transportation Infrastructure - 0.0%
The Sumitomo Warehouse Co. Ltd.	1,000,000	4,651
TOTAL INDUSTRIALS		1,841,040
INFORMATION TECHNOLOGY - 28.8%
Communications Equipment - 6.9%
Adtran, Inc.	2,000,000	54,540
BYD Electronic International Co. Ltd.	35,982,000	19,921
Cisco Systems, Inc. (a)	10,950,300	233,351
Juniper Networks, Inc. (a)	12,817,200	292,489
Nokia Corp. sponsored ADR (c)	104,609,935	852,571
		1,452,872
Computers & Peripherals - 2.8%
Apple, Inc. (a)	2,156,200	542,349
HTC Corp.	2,000,000	26,442
SanDisk Corp. (a)	434,827	18,293
		587,084
Electronic Equipment & Components - 4.9%
Amphenol Corp. Class A	4,736,900	186,065
Corning, Inc.	48,169,950	777,945
Foxconn International Holdings Ltd. (a)(c)	5,000,000	3,237
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Ingram Micro, Inc. Class A (a)	3,577,600	$ 54,344
IPG Photonics Corp. (a)	1,000,000	15,230
		1,036,821
Internet Software & Services - 3.2%
Akamai Technologies, Inc. (a)	2,000,000	81,140
eBay, Inc. (a)	3,000,000	58,830
Google, Inc. Class A (a)	601,000	267,415
GREE, Inc.	1,000,000	79,870
Monster Worldwide, Inc. (a)(c)(d)	9,211,938	107,319
Yahoo! Japan Corp.	200,000	79,729
		674,303
IT Services - 1.8%
Accenture PLC Class A	3,000,000	115,950
Cognizant Technology Solutions Corp. Class A (a)	3,318,596	166,129
Fidelity National Information Services, Inc.	1,000,000	26,820
Fiserv, Inc. (a)	1,000,000	45,660
Genpact Ltd. (a)	1,129,500	17,541
Hewitt Associates, Inc. Class A (a)	500,000	17,230
		389,330
Semiconductors & Semiconductor Equipment - 8.8%
Applied Materials, Inc. (d)	81,454,187	979,073
ASML Holding NV	4,345,201	119,363
Broadcom Corp. Class A	2,000,000	65,940
Cymer, Inc. (a)	700,000	21,028
Himax Technologies, Inc. sponsored ADR	4,000,000	11,640
KLA-Tencor Corp.	2,000,000	55,760
Lam Research Corp. (a)	499,200	19,000
MEMC Electronic Materials, Inc. (a)	10,969,211	108,376
Micron Technology, Inc. (a)	9,969,444	84,641
Novellus Systems, Inc. (a)	2,000,000	50,720
PMC-Sierra, Inc. (a)	2,017,535	15,172
Samsung Electronics Co. Ltd.	265,233	166,183
Skyworks Solutions, Inc. (a)	3,000,000	50,370
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	7,034,998	68,662
Teradyne, Inc. (a)	4,529,691	44,164
		1,860,092
Software - 0.4%
Activision Blizzard, Inc.	2,500,000	26,225
Changyou.com Ltd. (A Shares) ADR (a)(c)	357,300	9,240
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
Longtop Financial Technologies Ltd. ADR (a)	29,200	$ 946
Nintendo Co. Ltd.	200,000	58,732
		95,143
TOTAL INFORMATION TECHNOLOGY		6,095,645
MATERIALS - 11.4%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	300,000	19,443
Dow Chemical Co.	2,995,500	71,053
Ecolab, Inc.	2,000,000	89,820
FMC Corp.	1,241,790	71,316
Givaudan SA	104,500	88,755
Minerals Technologies, Inc.	500,000	23,770
Praxair, Inc.	1,000,000	75,990
Symrise AG	2,000,000	41,352
		481,499
Construction Materials - 1.2%
Eagle Materials, Inc. (d)	3,800,000	98,534
Martin Marietta Materials, Inc. (c)	1,000,000	84,810
Vulcan Materials Co.	1,500,000	65,745
		249,089
Containers & Packaging - 0.1%
Owens-Illinois, Inc. (a)	1,000,000	26,450
Metals & Mining - 7.4%
Barrick Gold Corp.	1,000,000	45,390
Commercial Metals Co.	1,000,000	13,220
Eldorado Gold Corp.	5,029,586	90,146
Goldcorp, Inc.	10,000,000	437,838
Newcrest Mining Ltd.	7,927,240	231,138
Newmont Mining Corp.	8,852,800	546,572
Randgold Resources Ltd. sponsored ADR (c)	2,236,966	211,953
		1,576,257
Paper & Forest Products - 0.4%
Louisiana-Pacific Corp. (a)	2,000,000	13,380
Weyerhaeuser Co.	1,730,400	60,910
		74,290
TOTAL MATERIALS		2,407,585
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 0.3%
Atlantic Tele-Network, Inc.	600,000	$ 24,780
CenturyTel, Inc.	956,279	31,854
FairPoint Communications, Inc. (a)	109,213	6
Level 3 Communications, Inc. (a)	1,331,971	1,452
		58,092
Wireless Telecommunication Services - 2.1%
American Tower Corp. Class A (a)	4,500,000	200,250
SOFTBANK CORP.	5,000,000	132,639
Sprint Nextel Corp. (a)	28,000,000	118,720
		451,609
TOTAL TELECOMMUNICATION SERVICES		509,701
UTILITIES - 0.9%
Electric Utilities - 0.7%
Entergy Corp.	1,400,000	100,268
PPL Corp.	1,979,800	49,396
		149,664
Independent Power Producers & Energy Traders - 0.0%
Indiabulls Power Ltd.	1,796,532	1,194
Multi-Utilities - 0.2%
CenterPoint Energy, Inc.	2,000,000	26,320
Sempra Energy	300,000	14,037
		40,357
TOTAL UTILITIES		191,215
TOTAL COMMON STOCKS (Cost $21,200,397)		20,692,342
Convertible Preferred Stocks - 0.1%

FINANCIALS - 0.1%
Insurance - 0.1%
American International Group, Inc. Series A, 8.50% (Cost $200,003)	2,666,700	25,600
Convertible Bonds - 0.4%
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - 0.2%
Electrical Equipment - 0.2%
SunPower Corp.:
4.5% 3/15/15 (e)	$ 45,000	$ 34,875
4.75% 4/15/14	13,430	10,643
		45,518
MATERIALS - 0.1%
Metals & Mining - 0.1%
Alcoa, Inc. 5.25% 3/15/14	13,750	23,513
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Level 3 Communications, Inc. 7% 3/15/15	25,000	24,158
TOTAL CONVERTIBLE BONDS (Cost $97,180)		93,189
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.20% (f)	158,094,706	158,095
Fidelity Securities Lending Cash Central Fund, 0.24% (b)(f)	555,220,588	555,221
TOTAL MONEY MARKET FUNDS (Cost $713,316)		713,316
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $22,210,896)		21,524,447
NET OTHER ASSETS (LIABILITIES) - (1.7)%		(355,585)
NET ASSETS - 100%		$ 21,168,862
Legend
(a) Non-income producing
(b) Investment made with cash collateral received from securities on loan.
(c) Security or a portion of the security is on loan at period end.
(d) Affiliated company

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,875,000 or 0.2% of net assets.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 74
Fidelity Securities Lending Cash Central Fund	5,011
Total	$ 5,085
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Applied Materials, Inc.	$ 1,098,001	$ -	$ -	$ 5,702	$ 979,073
Brookdale Senior Living, Inc.	216,297	6,460	-	-	160,968
Dole Food Co., Inc.	69,267	-	-	-	60,966
Eagle Materials, Inc.	100,852	-	-	380	98,534
Equifax, Inc.	339,572	-	62,066	333	210,036
Greatbatch, Inc.	49,125	-	-	-	51,721
Integra LifeSciences Holdings Corp.	65,745	-	-	-	55,500
KB Home	68,474	-	-	256	44,968
Monster Worldwide, Inc.	136,400	13,752	-	-	107,319
MYR Group, Inc.	16,915	-	-	-	17,309
Staples, Inc.	937,711	-	22,084	3,518	744,669
Terreno Realty Corp.	19,730	-	-	-	17,710
Toll Brothers, Inc.	267,344	-	-	-	210,276
United Natural Foods, Inc.	116,557	-	11,303	-	113,034
Total	$ 3,501,990	$ 20,212	$ 95,453	$ 10,189	$ 2,872,083
Other Information

The following is a summary of the inputs used, as of June 30, 2010, involving the Fund's assets and liabilities carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,628,744	$ 2,570,108	$ 58,636	$ -
Consumer Staples	501,309	456,720	44,589	-
Energy	1,784,828	1,714,977	69,851	-
Financials	2,255,628	1,745,386	510,242	-
Health Care	2,502,247	2,502,247	-	-
Industrials	1,841,040	1,815,383	25,657	-
Information Technology	6,095,645	5,661,531	434,114	-
Materials	2,407,585	2,046,340	361,245	-
Telecommunication Services	509,701	377,062	132,639	-
Utilities	191,215	190,021	1,194	-
Corporate Bonds	93,189	-	93,189	-
Money Market Funds	713,316	713,316	-	-
Total Investments in Securities:	$ 21,524,447	$ 19,793,091	$ 1,731,356	$ -
Income Tax Information

At June 30, 2010, the cost of investment securities for income tax purposes was $22,290,088,000. Net unrealized depreciation aggregated $765,641,000, of which $2,912,284,000 related to appreciated investment securities and $3,677,925,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels. Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Magellan Fund's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Magellan Fund

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	August 30, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	August 30, 2010